SUBSEQUENT EVENTS (Details)																1 Months Ended																2 Months Ended	6 Months Ended			12 Months Ended
	Aug. 01, 2017 USD ($) $ / shares shares	Jul. 21, 2017 shares	Jul. 13, 2017 USD ($) $ / shares shares	Jul. 11, 2017 shares	Mar. 15, 2017 $ / shares shares	Feb. 10, 2017 shares	Jan. 25, 2017 $ / shares shares	Dec. 29, 2016 shares	Dec. 22, 2016 shares	Dec. 08, 2016 $ / shares shares	Nov. 18, 2015 USD ($) shares	Oct. 23, 2015 USD ($) shares	May 11, 2015 $ / shares shares	Mar. 23, 2015 shares	Jan. 09, 2013 $ / shares shares	Aug. 10, 2017 USD ($)	Jun. 30, 2017 $ / shares shares	Mar. 10, 2017 $ / shares shares	Dec. 31, 2016 shares	Jun. 30, 2016 shares	May 31, 2016 shares	Feb. 29, 2016 shares	Dec. 31, 2015 shares	Nov. 30, 2015 shares	Oct. 31, 2015 shares	Jul. 31, 2015 shares	Jun. 30, 2015 shares	May 31, 2015 shares	Apr. 30, 2015 $ / shares shares	Mar. 31, 2015 shares	Jan. 31, 2015 shares	Mar. 10, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jul. 31, 2013 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues											200,000	66,667
Class of Warrant or Rights, Granted					630,000						100,000	33,334	374,641		1,330,627																		1,930,296			2,049,504	3,728,479
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 1.50								$ 1.50		$ 2.61
Proceeds from Issuance or Sale of Equity (in Dollars) | $											$ 300,000	$ 100,000																					$ 239,970	$ 0		$ 0	$ 0
Private Placement, Unit Description												each unit consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock
Stock Issued During Period, Shares, Issued for Services																																	625,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								5,000	150,000	25,000																							0			905,000	1,800,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares										$ 1.36							$ 1.43												$ 2.90				$ 1.43
Conversion of Stock, Shares Issued														169,334			60,846		18,188	54,759	197,713	54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334						1,430,871
Conversion of Stock, Shares Converted																																				325,519
Warrants, Term of Warrants													5 years		5 years
Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues													450																						2,181
Conversion of Stock, Shares Converted														200			65		20	70	236	75	100	117	170	200	350	323	180	200	50					401	1,690
Securities Purchase Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																																	2,149,529			3,798,417	2,645,432
Class of Warrant or Rights, Granted																																	1,068,338			2,049,504
Proceeds from Issuance or Sale of Equity (in Dollars) | $																																	$ 3,039,372			$ 5,226,368	$ 4,759,798
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of Units Sold																		995,571
Stock Issued During Period, Shares, New Issues			160,000			12,858												995,571
Class of Warrant or Rights, Granted			80,000			6,429												497,787
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 1.50															$ 1.50														$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars) | $																$ 507,000																$ 1,358,763
Unit, Price per Unit (in Dollars per share) | $ / shares							$ 1.75
Private Placement, Unit Description							Unit consisting of (i) one share of Common Stock, and (ii) an Investor Warrant to purchase one-half of one share of Common Stock at an exercise price of $2.10 per share of Common; the Amendment Agreement reduced the Original Price Per Unit to $1.50 and the exercise price of the Original Warrants to $1.50 per share.
Stock Issued During Period, Shares, Issued for Services							75,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							130,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 1.55
Conversion of Stock, Shares Issued				19,844
Warrants, Term of Warrants			3 years
Stock Issued During Period, Shares, Other		15,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Converted				20
Subsequent Event [Member] | Securities Purchase Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	230,944		107,002
Class of Warrant or Rights, Granted	115,472		53,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 1.50		$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars) | $	$ 346,227		$ 160,425
Warrants, Term of Warrants	3 years		3 years